Loan Payable (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021 shares	Mar. 26, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($)	Jan. 08, 2021 $ / shares
Loan received amount			$ 28,397
Stock price per share | $ / shares			$ 0.09
Debt description			The Company received $28,397 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25 percent.	The Company received $28,397 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25 percent.
Loan forgiveness percentage			25.00%	25.00%
Accrued interest			$ 6,018
CDN [Member]
Loan received amount				$ 40,000
Subsequent Event [Member]
Number of shares issued | shares	12,284,800	1,850,000
Stock price per share | $ / shares		$ 0.09			$ 0.10
Unrelated Third Party One [Member]
Loan received amount			$ 32,439
Debt maturity date			Dec. 31, 2021	Dec. 31, 2021
Unrelated Third Party Two[Member]
Loan received amount			$ 10,000
Debt maturity date			Jul. 31, 2021	Jul. 31, 2021
Unrelated Third Party Third [Member]
Loan received amount			$ 108,000
Debt maturity date			Aug. 31, 2021	Aug. 31, 2021
Unrelated Third Party [Member]
Interest rate percentage			10.00%